UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 September 30, 2009
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   3924 Premier North Drive
	   Tampa, FL 33618


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  10/07/2009
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      154
                                        --------------

Form 13F Information Table Value Total:   68,082.59
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  ------- ------------

Wells Fargo Bk N A Sb Nt Acr		CB	949748AE7	261.51	250,000	    SH		SOLE	N/A	250,000
Bank Of America Corporation		CB	060505DK7	261.71	250,000	    SH		SOLE	N/A	250,000
General Elec Cap Corp Mtn B		CB	36962GWB6	263.79	250,000	    SH		SOLE	N/A	250,000
Goldman Sachs Group Inc			CB	38141GAZ7	265.46	250,000	    SH		SOLE	N/A	250,000
Senate Acceptance Corp			CB	816998AB4	250.00	250,000	    SH		SOLE	N/A	250,000
Fireside Bk Pleaston Calif		CD	318233JF1	200.67	192,000	    SH		SOLE	N/A	192,000
Cathay Bk Los Angel Calif		CD	149159FH3	200.00	200,000	    SH		SOLE	N/A	200,000
Comerica Bank Cd			CD	200339DT3	200.00	200,000	    SH		SOLE	N/A	200,000
First Cmnty Bk Taos New Mexico		CD	319867AS6	200.00	200,000	    SH		SOLE	N/A	200,000
Northside Cmnty Bk Gurnee Ill		CD	667012HE1	200.00	200,000	    SH		SOLE	N/A	200,000
Center Bk Los Angeles Ca		CD	15140SBK2	201.08	200,000	    SH		SOLE	N/A	200,000
Park View Fed Svgs Bk Ohio		CD	70087RAH2	270.00	270,000	    SH		SOLE	N/A	270,000
Google Inc Cl A				CS	38259P508	315.36	636	    SH		SOLE	N/A	636
Intuitive Surgical Inc Com Ne		CS	46120E602	234.98	896	    SH		SOLE	N/A	896
Mastercard Inc Cl A			CS	57636Q104	212.86	1,053	    SH		SOLE	N/A	1,053
Priceline Com Inc Com New		CS	741503403	247.40	1,492	    SH		SOLE	N/A	1,492
Credicorp Ltd				CS	G2519Y108	226.59	2,914	    SH		SOLE	N/A	2,914
Baidu Com Inc Spon Adr Restg		CS	056752108     1,311.19	3,353	    SH		SOLE	N/A	3,353
Medco Health Solutions			CS	58405U102	206.47	3,733	    SH		SOLE	N/A	3,733
Marvel Entmt Inc Com			CS	57383T103	201.26	4,056	    SH		SOLE	N/A	4,056
Lubrizol Corporation			CS	549271104	300.78	4,209	    SH		SOLE	N/A	4,209
Companhia De Bebidasspons Adr		CS	20441W203	355.69	4,324	    SH		SOLE	N/A	4,324
Mckesson Corp				CS	58155Q103	258.03	4,333	    SH		SOLE	N/A	4,333
Pepsico Inc				CS	713448108	266.38	4,541	    SH		SOLE	N/A	4,541
Ross Stores Inc				CS	778296103	232.02	4,857	    SH		SOLE	N/A	4,857
Johnson & Johnson			CS	478160104	331.98	5,452	    SH		SOLE	N/A	5,452
Noble Corporation Shs			CS	G65422100	207.57	5,468	    SH		SOLE	N/A	5,468
Buckeye Partners L Punit Ltd P		CS	118230101	283.20	5,850	    SH		SOLE	N/A	5,850
Mindray Med Intl Ltd Spon		CS	602675100	213.63	6,545	    SH		SOLE	N/A	6,545
Verizon Communicat			CS	92343V104	217.16	7,174	    SH		SOLE	N/A	7,174
Intl Business Mach			CS	459200101	879.97	7,357	    SH		SOLE	N/A	7,357
Jpmorgan Chase & Co			CS	46625H100	342.67	7,820	    SH		SOLE	N/A	7,820
Cameron Intl Corp Com			CS	13342B105	297.79	7,874	    SH		SOLE	N/A	7,874
Chevron Corp New			CS	166764100	609.78	8,658	    SH		SOLE	N/A	8,658
Fmc Technologies Inc			CS	30249U101	457.41	8,756	    SH		SOLE	N/A	8,756
Procter & Gamble Co			CS	742718109	510.03	8,806	    SH		SOLE	N/A	8,806
Apple Inc				CS	037833100     1,644.80	8,874	    SH		SOLE	N/A	8,874
Red Hat Inc				CS	756577102	260.92	9,440	    SH		SOLE	N/A	9,440
Solvay Sa Spn Adr Each Repr		CS	834437105     1,020.59	9,841	    SH		SOLE	N/A	9,841
BP Plc Spon Adr R			CS	055622104	526.23	9,886	    SH		SOLE	N/A	9,886
Informedix Holdings Inc			CS	45677U100	  0.05	10,000	    SH		SOLE	N/A	10,000
Geovax Labs Inc Com			CS	373678101	  1.71	10,000	    SH		SOLE	N/A	10,000
Gabelli Global Deal Fd Co		CS	36245G103	148.40	10,000	    SH		SOLE	N/A	10,000
Fpl Group Inc				CS	302571104	563.46	10,202	    SH		SOLE	N/A	10,202
At&T Inc Com				CS	00206R102	279.74	10,357	    SH		SOLE	N/A	10,357
Deutsche Telekom A Gspon Adr		CS	251566105	145.89	10,680	    SH		SOLE	N/A	10,680
Mueller Wtr Prods Inc Com Se		CS	624758108	 60.73	11,083	    SH		SOLE	N/A	11,083
Marks & Spencer Group Plc		CS	570912105	128.83	11,122	    SH		SOLE	N/A	11,122
Intel Corp				CS	458140100	220.77	11,281	    SH		SOLE	N/A	11,281
Amgen Inc				CS	031162100	683.07	11,341	    SH		SOLE	N/A	11,341
TJX Companies Inc			CS	872540109	433.13	11,659	    SH		SOLE	N/A	11,659
Gabelli Global Gold Nat Res &		CS	36244N109	181.64	11,734	    SH		SOLE	N/A	11,734
Amazon.Com Inc				CS	023135106     1,103.70	11,822	    SH		SOLE	N/A	11,822
Pimco Global Stocksplus			CS	722011103	197.34	12,107	    SH		SOLE	N/A	12,107
Kingfisher Plc Sponsored		CS	495724403	 89.18	13,095	    SH		SOLE	N/A	13,095
Ebay Inc				CS	278642103	335.71	14,225	    SH		SOLE	N/A	14,225
Minnesota Mng & Mfg			CS	604059105     1,066.11	14,446	    SH		SOLE	N/A	14,446
Mitsubishi Ufj Finl Group Inc		CS	606822104	 77.34	14,484	    SH		SOLE	N/A	14,484
Mizuho Finl Group Inc Sponso		CS	60687Y109	 58.25	14,785	    SH		SOLE	N/A	14,785
Piedmont Office Rltytr Inc Com		CS	720190107	111.25	15,034	    SH		SOLE	N/A	15,034
Exxon Mobil Corp			CS	30231G102     1,069.77	15,592	    SH		SOLE	N/A	15,592
Cisco Sys Inc				CS	17275R102	367.44	15,609	    SH		SOLE	N/A	15,609
Suntrust Banks Inc			CS	867914103	360.80	16,000	    SH		SOLE	N/A	16,000
Coca Cola Enterprise			CS	191219104	359.86	16,808	    SH		SOLE	N/A	16,808
Sumitomo Mitsui Finl Group Inc		CS	86562M100	 58.86	16,835	    SH		SOLE	N/A	16,835
Tenet Healthcare Corp			CS	88033G100	 99.96	17,000	    SH		SOLE	N/A	17,000
Cerner Corp				CS	156782104     1,323.66	17,696	    SH		SOLE	N/A	17,696
Alcatel Lucent Spon Adr			CS	013904305	 80.27	17,878	    SH		SOLE	N/A	17,878
Western Digital Corpdel			CS	958102105	670.58	18,357	    SH		SOLE	N/A	18,357
Kimberly Clark Corp			CS	494368103     1,083.46	18,370	    SH		SOLE	N/A	18,370
Hewlett-Packard Co De			CS	428236103	892.65	18,908	    SH		SOLE	N/A	18,908
Schering Plough Corp			CS	806605101	542.65	19,209	    SH		SOLE	N/A	19,209
Teva Pharmaceutical Inds Ltd A		CS	881624209     1,032.59	20,423	    SH		SOLE	N/A	20,423
Netease Com Inc				CS	64110W102	953.07	20,864	    SH		SOLE	N/A	20,864
Pfizer Inc				CS	717081103	352.85	21,320	    SH		SOLE	N/A	21,320
Netflix Com Inc Com			CS	64110L106     1,007.01	21,811	    SH		SOLE	N/A	21,811
Nec Corp Adr				CS	629050204	 69.88	22,185	    SH		SOLE	N/A	22,185
Baxter Intl Inc				CS	071813109     1,267.10	22,226	    SH		SOLE	N/A	22,226
Microsoft Corp				CS	594918104	579.96	22,549	    SH		SOLE	N/A	22,549
Target Corp				CS	87612E106     1,073.78	23,003	    SH		SOLE	N/A	23,003
Infosys Technologieslimited Ad		CS	456788108     1,115.90	23,013	    SH		SOLE	N/A	23,013
Novartis Ag Adr Isin #us66		CS	66987V109     1,164.63	23,117	    SH		SOLE	N/A	23,117
Coach Inc				CS	189754104	790.57	24,015	    SH		SOLE	N/A	24,015
Wipro Ltd Spon Adr Repstg 1 S		CS	97651M109	450.56	25,101	    SH		SOLE	N/A	25,101
Astrazeneca Plc- Spons Adr		CS	046353108     1,138.27	25,323	    SH		SOLE	N/A	25,323
Gilead Sciences Inc			CS	375558103     1,198.82	25,781	    SH		SOLE	N/A	25,781
Roche Hldg Ltd Adr			CS	771195104     1,064.03	26,366	    SH		SOLE	N/A	26,366
Glaxosmithkline Plc Sponsored		CS	37733W105     1,133.90	28,699	    SH		SOLE	N/A	28,699
Cardiovascular Sys Inc Del Co		CS	141619106	210.06	28,894	    SH		SOLE	N/A	28,894
Cvs Caremark Corp			CS	126650100     1,082.28	30,282	    SH		SOLE	N/A	30,282
Carlisle Cos Inc Com			CS	142339100     1,041.48	30,713	    SH		SOLE	N/A	30,713
Ca Inc Com				CS	12673P105	713.69	32,455	    SH		SOLE	N/A	32,455
Bristol Myers Squibb			CS	110122108	766.83	34,051	    SH		SOLE	N/A	34,051
Cognizant Tech Solutions		CS	192446102     1,341.89	34,710	    SH		SOLE	N/A	34,710
Sanofi-Aventis Sponsored		CS	80105N105     1,302.60	35,253	    SH		SOLE	N/A	35,253
Walgreen Company			CS	931422109     1,459.91	38,962	    SH		SOLE	N/A	38,962
Talisman Energy Inc Com			CS	87425E103	685.29	39,521	    SH		SOLE	N/A	39,521
Dais Analytic Corp Com			CS	23302X104	 28.00	40,000	    SH		SOLE	N/A	40,000
Vascular Tech Inc Nevada		CS	922995956	250.00	50,000	    SH		SOLE	N/A	50,000
UltraShort S&P500 ProShares		CS	867363103	228.61	5,660	    SH		SOLE	N/A	5,660
Proshares Ultrashort			CS	74347R834	224.79	7,835	    SH		SOLE	N/A	7,835
Proshares Ultra Short 100		CS	74347R875	223.85	9,720	    SH		SOLE	N/A	9,720
Proshares Ultra Shor			CS	74347R354	214.32	15,840	    SH		SOLE	N/A	15,840
Proshares Short Msci			CS	74347R396     2,262.04	53,112	    SH		SOLE	N/A	53,112
Proshares Tr Short S&P 500 Pr		CS	74347R503     5,501.29	97,766	    SH		SOLE	N/A	97,766
Proshares Short Qqq Prosha		CS	74347R602     5,361.84	112,102	    SH		SOLE	N/A	112,102
Proshares Short Russ			CS	74347R826     5,327.04	113,726	    SH		SOLE	N/A	113,726
Forsyth Cnty Ga Sch Dist G.O.		GB	346604EA5	264.48	255,000	    SH		SOLE	N/A	255,000
Lake Tahoe Calif Unisch Dist G		GB	511012HN9	323.83	1,000,000   SH		SOLE	N/A	1,000,000
Chicago Ill Brd Ed G.O. Sch B		GB	167501XE0	341.65	1,000,000   SH		SOLE	N/A	1,000,000
Aromas-San Juan Calif Uni		GB	04266PAX3	376.71	1,000,000   SH		SOLE	N/A	1,000,000
Chicago Ill Brd Ed Cap Apprec		GB	167501UL7	448.17	1,000,000   SH		SOLE	N/A	1,000,000
Hacienda La Puente Calif Uni		GB	40450RBV2	479.80	1,000,000   SH		SOLE	N/A	1,000,000
Will Cnty Ill Sch Dist No 11		GB	968838GW6	518.70	1,025,000   SH		SOLE	N/A	1,025,000
Cherokee Cnty Ga Wtr& Sew Auth		MB	164243LA3	229.06	200,000	    SH		SOLE	N/A	200,000
Fulton Cnty Ga Wtr &Sew REV Re		MB	360066JU9	251.28	250,000	    SH		SOLE	N/A	250,000
Forsyth Cnty Ga Wtr & Sew Auth		MB	346609BQ2	259.45	250,000	    SH		SOLE	N/A	250,000
Savannah Ga Hosp Auth REV R		MB	804833DK4	260.17	260,000	    SH		SOLE	N/A	260,000
Albany Ga Wtr Gas & Lt Commn W		MB	012293AT3	303.67	300,000	    SH		SOLE	N/A	300,000
Georgia Mun Elec Auth Pwr R		MB	373540WK5	391.14	455,000	    SH		SOLE	N/A	455,000
Georgia Mun Assn Incinstallmen		MB	373292AR2	504.97	500,000	    SH		SOLE	N/A	500,000
Carroll City-Cnty Hosp Auth		MB	144709DM1	505.71	500,000	    SH		SOLE	N/A	500,000
Dade Cnty Fla Profession		MB	233542BZ1	331.26	600,000	    SH		SOLE	N/A	600,000
Miami-Dade Cnty Fla Spl Oblig		MB	59333NCS0	214.55	885,000	    SH		SOLE	N/A	885,000
West Virginia Univ REVs Univ		MB	956704TP5	318.89	1,000,000   SH		SOLE	N/A	1,000,000
Miami-Dade Cnty Fla Spl Oblig		MB	59333NBE2	379.20	1,000,000   SH		SOLE	N/A	1,000,000
Texas St Tpk Auth Cent Tex T		MB	882762AQ0	386.38	1,000,000   SH		SOLE	N/A	1,000,000
Harrisburg Pa Redev Auth REV R		MB	414763BQ4	501.76	1,000,000   SH		SOLE	N/A	1,000,000
Metropolitan Pier & Exposition		MB	592247J68	335.55	1,035,000   SH		SOLE	N/A	1,035,000
Hsbc Usa Inc New Pfd Stk Se		PS	40428H805	185.80	10,000	    SH		SOLE	N/A	10,000
Usb Capital VI Gtd Tr Pfd		PS	903304202	213.00	10,000	    SH		SOLE	N/A	10,000
General Elec Cap Corp Nt		PS	369622469	241.80	10,000	    SH		SOLE	N/A	10,000
General Amern Invs Co Inc Cum		PS	368802401	243.50	10,000      SH		SOLE	N/A	10,000
Corts Tr Bristol Meyers Squ		PS	22082B209	256.00	10,000	    SH		SOLE	N/A	10,000
Alabama Pwr Co Ser 2007b		PS	010392496	267.63	10,250	    SH		SOLE	N/A	10,250
Wachovia Cap Tr IV Gtd Tr Pfd		PS	92978U207	240.24	11,000	    SH		SOLE	N/A	11,000
Usb Cap XII Gtd Tr Pfd			PS	903305209	255.53	11,000	    SH		SOLE	N/A	11,000
Usb Cap XI Gtd Tr Pfd Secs		PS	903300200	272.25	11,000	    SH		SOLE	N/A	11,000
Jp Morgan Chase Cap XIV Cap Se		PS	48122F207	259.13	11,100	    SH		SOLE	N/A	11,100
Hsbc Fin Corp Nt 6.00%			PS	40429C300	234.75	11,200	    SH		SOLE	N/A	11,200
Pnc Cap Tr D Cap Secs			PS	69350H202	248.19	11,200	    SH		SOLE	N/A	11,200
At&T Inc SR Nt 6.3750%			PS	00211G208	321.00	12,000	    SH		SOLE	N/A	12,000
Corts Tr II Goldman Sachs Cap		PS	22082P208	279.48	12,285	    SH		SOLE	N/A	12,285
Corts Tr Goldman Sachs Cap		PS	22083B208	272.21	12,550	    SH		SOLE	N/A	12,550
Corts Tr II Verizon Global Fdg		PS	22082L207	328.72	13,050	    SH		SOLE	N/A	13,050
Usb Capital VIII Pfd 6.35%		PS	903307205	304.52	13,200	    SH		SOLE	N/A	13,200
Corts Tr Boeing Co Nts Corpor		PS	22082Q206	333.75	13,350	    SH		SOLE	N/A	13,350
General Elec Cap Corp Pfd		PS	369622451	350.66	14,550	    SH		SOLE	N/A	14,550
Deutsche Bk Cap Fdg Tr VII		PS	25153U204	647.52	28,400	    SH		SOLE	N/A	28,400
Corts Tr VI Ibm Deb Call Tr Ct		PS	22080F202	779.88	29,100	    SH		SOLE	N/A	29,100